Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Asset Excluding Goodwill [Line Items]
Gross other indefinite lived intangible assets	$ 244	$ 149
Other indefinite lived intangible assets, net	244	149
Gross other intangible assets	1,521	618	$ 513
Accumulated amortization	(200)	(159)	(164)
Other intangible assets, net	1,321	459	349
Indefinite-lived Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other indefinite lived intangible assets			288
Other indefinite lived intangible assets, net			288
Developed Technology Including Patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	1,248	440	192
Accumulated amortization	(171)	(133)	(139)
Other finite lived intangible assets, net	1,077	307	53
Other Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	29	29	33
Accumulated amortization	$ (29)	(26)	(25)
Other finite lived intangible assets, net		$ 3	$ 8